Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue.
Schedule of Revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Revenue
Revenue from royalty, streams and working interests(1)(2)	$257.6	$329.9	$513.2	$606.2
Interest revenue (Note 6)	2.2	—	3.1	—
Other interest income (Note 6)	0.3	—	0.6	—
	$260.1	$329.9	$516.9	$606.2
1.	For Q2 2024, revenue includes a loss of $0.1 million and a gain of $0.2 million for provisional pricing adjustments for gold and platinum group metals, respectively (Q2 2023 – a gain of $0.1 million and loss of $0.2 million, respectively). For H1 2024, revenue includes a gain of nil and a loss of $0.1 million for provisional pricing adjustments for gold and platinum group metals, respectively (H1 2023 – a gain of $0.2 million and $0.3 million, respectively).
2.	For Q2 2024, revenue includes dividend income of $5.1 million from the Company’s equity investment in LIORC (Q2 2023 – $3.1 million). For H1 2024, revenue includes dividend income of $7.2 million from the Company’s equity investment in LIORC (H1 2023 – $5.4 million).

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Commodity
Gold(1)	$156.9	$213.9	$317.8	$386.1
Silver	28.1	35.4	53.0	64.0
Platinum group metals(1)	8.0	9.9	16.2	21.3
Iron ore(2)	12.0	10.1	26.8	23.2
Other mining assets	1.7	5.1	4.7	7.1
Mining	$206.7	$274.4	$418.5	$501.7
Oil	$35.9	$36.9	$62.1	$64.0
Gas	10.8	14.2	23.1	31.1
Natural gas liquids	4.2	4.4	9.5	9.4
Energy	$50.9	$55.5	$94.7	$104.5
Revenue from royalty, stream and working interests	$257.6	$329.9	$513.2	$606.2
Interest from loans receivable
Interest revenue	$2.2	$—	$3.1	$—
Other interest income	0.3	—	0.6	—
	$260.1	$329.9	$516.9	$606.2
Geography
South America	$93.6	$106.0	$194.4	$185.2
Central America & Mexico	16.8	86.3	41.6	157.2
United States	51.2	57.8	98.0	108.1
Canada(1)(2)	51.3	43.1	91.5	86.9
Rest of World	47.2	36.7	91.4	68.8
	$260.1	$329.9	$516.9	$606.2
Type
Revenue-based royalties	$101.2	$99.8	$199.7	$191.2
Streams(1)	127.8	201.4	260.0	358.6
Profit-based royalties	17.9	15.3	31.9	32.5
Interest revenue and other(2)	13.2	13.4	25.3	23.9
	$260.1	$329.9	$516.9	$606.2
1.	For Q2 2024, revenue includes a loss of $0.1 million and a gain of $0.2 million for provisional pricing adjustments for gold and platinum group metals, respectively (Q2 2023 – a gain of $0.1 million and loss of $0.2 million, respectively). For H1 2024, revenue includes a gain of nil and a loss of $0.1 million for provisional pricing adjustments for gold and platinum group metals, respectively (H1 2023 – a gain of $0.2 million and $0.3 million, respectively).
2.	For Q2 2024, revenue includes dividend income of $5.1 million from the Company’s equity investment in LIORC (Q2 2023 – $3.1 million). For H1 2024, revenue includes dividend income of $7.2 million from the Company’s equity investment in LIORC (H1 2023 – $5.4 million).